Business Acquisition - Schedule of Purchase Price Components (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
Business Combinations [Abstract]
Value of Spire shares issued	$ 22,333	[1]
Cash consideration paid	109,592	[2]
Less amount classified as post-combination expense	(2,972)	[3]
Total purchase consideration	$ 128,953

[1]	Represents the fair value of 5,230,167 shares of Spire Class A common share transferred as of the November 30, 2021 (“acquisition date”) as consideration (based on the closing market price of $4.27 per share on the acquisition date) consisting of 4,984,225 shares issued for outstanding exactEarth shares, in addition to 100,047 and 145,895 shares to settle exactEarth stock options and restricted stock units (“RSU”), respectively.
[2]	Included in the cash consideration are: a. $97,454 for outstanding exactEarth shares, b. $8,888 cash settlement of exactEarth stock options, RSU and deferred stock units, and c. $3,250 related to acquisition fees of exactEarth paid by Spire upon the closing of the acquisition.
[3]	$2,972 was treated as post-combination expense in connection with the replacement of exactEarth’s outstanding equity awards. This amount has been reflected in the Consolidated Statement of Operations for the year ended December 31, 2021.